Basis for preparation (Details) $ in Millions			3 Months Ended	12 Months Ended
	Aug. 20, 2021 country subsidiary item	Jun. 24, 2020 USD ($)	Mar. 31, 2022 $ / bbl	Dec. 31, 2022 $ / bbl	Dec. 31, 2021 $ / bbl
Basis for preparation
Decrease in net assets due to loss of control | $		$ 65,570
Average price of crude oil | $ / bbl			128.0	99.0	70.9
Number of subsidiaries | subsidiary	50
Number of joint ventures	11
Number of associate	1
Number of countries in which the company operates | country	6